Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, beginning of year	$ 2,206.8	$ 1,571.8
Shares issued on equity raise, net of share issuance costs	386.2
Flow through shares, net of share issuance costs and implied premium	8.6	10.1
Shares issued on acquisition of Copper Mountain, net of share issuance costs		543.5
Shares issued on acquisition of Rockcliff		13.2
Balance, end of year	$ 2,647.4	$ 2,206.8
Share capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year (shares)	350,728,536	262,019,857
Balance, beginning of year	$ 2,240.2	$ 1,780.8
Shares issued on equity raise, net of share issuance costs (shares)	42,366,000
Shares issued on equity raise, net of share issuance costs	$ 386.2
Flow through shares, net of share issuance costs and implied premium	968,900	1,960,000
Flow through shares, net of share issuance costs and implied premium	$ 8.6	$ 10.1
Exercise of options (shares)	482,028	67,145
Exercise of options	$ 3.6	$ 0.3
Exercise of warrants (shares)	386,910
Exercise of warrants	$ 2.7
Shares issued on acquisition of Copper Mountain, net of share issuance costs (shares)		84,165,617
Shares issued on acquisition of Copper Mountain, net of share issuance costs		$ 436.5
Shares issued on acquisition of Rockcliff (shares)		2,675,324
Shares issued on acquisition of Rockcliff		$ 12.5
Cancelled shares (shares)		(159,407)
Balance, end of year (shares)	394,932,374	350,728,536
Balance, end of year	$ 2,641.3	$ 2,240.2